Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Allowance for Loan Losses [Roll Forward]
Beginning Balance	$ 15,580	$ 16,136	$ 18,043
Charge-offs	(2,041)	(2,066)	(5,680)
Recoveries	494	48	733
Provisions	2,500	1,462	3,040
Ending Balance	16,533	15,580	16,136
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment				$ 458	$ 1,251
Allowances for loan losses, Collectively evaluated for impairment				16,075	14,329
Allowance for loan losses	15,580	16,136	18,043	16,533	15,580
Loans, Individually evaluated for impairment				25,452	36,405
Loans, Collectively evaluated for impairment				986,265	815,548
Total Loans				1,011,717	851,953
Commercial
Allowance for Loan Losses [Roll Forward]
Beginning Balance	1,188	952	1,679
Charge-offs	(134)	(76)	(1,554)
Recoveries	45	8	121
Provisions	(415)	304	706
Ending Balance	684	1,188	952
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment				0	138
Allowances for loan losses, Collectively evaluated for impairment				684	1,050
Allowance for loan losses	1,188	952	1,679	684	1,188
Loans, Individually evaluated for impairment				17	159
Loans, Collectively evaluated for impairment				38,955	26,615
Total Loans				38,972	26,774
Consumer
Allowance for Loan Losses [Roll Forward]
Beginning Balance	236	275	262
Charge-offs	0	(6)	(1)
Recoveries	0	0	0
Provisions	(6)	(33)	14
Ending Balance	230	236	275
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment				0	0
Allowances for loan losses, Collectively evaluated for impairment				230	236
Allowance for loan losses	236	275	262	230	236
Loans, Individually evaluated for impairment				81	107
Loans, Collectively evaluated for impairment				16,168	16,613
Total Loans				16,249	16,720
Residential | Real Estate | Real Estate Construction
Allowance for Loan Losses [Roll Forward]
Beginning Balance	268	247	316
Charge-offs	0	0	(238)
Recoveries	0	0	0
Provisions	131	21	169
Ending Balance	399	268	247
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment				0	0
Allowances for loan losses, Collectively evaluated for impairment				399	268
Allowance for loan losses	268	247	316	399	268
Loans, Individually evaluated for impairment				0	0
Loans, Collectively evaluated for impairment				28,486	8,825
Total Loans				28,486	8,825
Commercial | Real Estate | Real Estate Construction
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,496	2,501	3,015
Charge-offs	(687)	(1,081)	(2,745)
Recoveries	0	0	0
Provisions	(140)	1,076	2,231
Ending Balance	1,669	2,496	2,501
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment				135	155
Allowances for loan losses, Collectively evaluated for impairment				1,534	2,341
Allowance for loan losses	2,496	2,501	3,015	1,669	2,496
Loans, Individually evaluated for impairment				5,952	8,386
Loans, Collectively evaluated for impairment				61,187	50,083
Total Loans				67,139	58,469
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,082	3,267	3,296
Charge-offs	(430)	0	0
Recoveries	113	1	66
Provisions	252	(1,186)	(95)
Ending Balance	2,017	2,082	3,267
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment				58	498
Allowances for loan losses, Collectively evaluated for impairment				1,959	1,584
Allowance for loan losses	2,082	3,267	3,296	2,017	2,082
Loans, Individually evaluated for impairment				3,790	4,380
Loans, Collectively evaluated for impairment				122,460	119,518
Total Loans				126,250	123,898
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	3,889	3,838	4,962
Charge-offs	(622)	(154)	(638)
Recoveries	319	0	398
Provisions	1,044	205	(884)
Ending Balance	4,630	3,889	3,838
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment				250	226
Allowances for loan losses, Collectively evaluated for impairment				4,380	3,663
Allowance for loan losses	3,889	3,838	4,962	4,630	3,889
Loans, Individually evaluated for impairment				12,401	19,000
Loans, Collectively evaluated for impairment				258,071	249,123
Total Loans				270,472	268,123
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,916	4,802	4,156
Charge-offs	(118)	(704)	(504)
Recoveries	17	39	148
Provisions	1,462	779	1,002
Ending Balance	6,277	4,916	4,802
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment				15	234
Allowances for loan losses, Collectively evaluated for impairment				6,262	4,682
Allowance for loan losses	4,916	4,802	4,156	6,277	4,916
Loans, Individually evaluated for impairment				3,211	4,065
Loans, Collectively evaluated for impairment				413,106	305,275
Total Loans				416,317	309,340
Residential – Multifamily | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	505	254	357
Charge-offs	(50)	(45)	0
Recoveries	0	0	0
Provisions	172	296	(103)
Ending Balance	627	505	254
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment				0	0
Allowances for loan losses, Collectively evaluated for impairment				627	505
Allowance for loan losses	$ 505	$ 254	$ 357	627	505
Loans, Individually evaluated for impairment				0	308
Loans, Collectively evaluated for impairment				47,832	39,496
Total Loans				$ 47,832	$ 39,804